Hennessy Small Cap Financial Fund
Hennessy Small Cap Financial Fund
Investment Objective
The Hennessy Small Cap Financial Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Small Cap Financial Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Small Cap Financial Fund		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.31%	0.25%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses		1.50%	1.19%
[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Small Cap Financial Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	153	474	818	1,791
Institutional Class	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Sized Companies Risk: The Fund invests in small-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration Risk:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information
The Fund is a successor to the FBR Small Cap Financial Fund (the “Predecessor Small Cap Financial Fund”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund. The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the Russell 2000® Index and the Russell 2000® Financial Services Index.  For additional information on this index, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY SMALL CAP FINANCIAL FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.
Average Annual Returns Hennessy Small Cap Financial Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Small Cap Financial Fund - Investor Returns before taxes	36.59%	14.58%	6.01%
Institutional Class	Hennessy Small Cap Financial Fund - Institutional Returns before taxes	36.96%	14.73%	6.15%
After Taxes on Distributions Investor Class	Hennessy Small Cap Financial Fund - Investor Returns after taxes on distributions	34.52%	14.11%	4.67%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Hennessy Small Cap Financial Fund - Investor Returns after taxes on distributions and sale of Fund shares	22.30%	11.74%	4.88%
Russell 2000® Financial Services Index	Russell 2000® Financial Services Index (reflects no deduction for fees, expenses or taxes)	31.37%	13.22%	5.66%
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.07%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

The Fund’s indices have changed.  Previously, the Fund used the Russell 2000® Index as its primary index and the NASDAQ Bank Index as its secondary index.  The Fund will now use the Russell 2000® Financial Services Index as its primary index and the Russell 2000® Index as its secondary index.  The Fund changed its primary index to the Russell 2000® Financial Services Index because it more closely reflects the types of companies held in the Fund’s portfolio.  The average annual total returns of the NASDAQ Bank Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 41.72%, 7.54%, and 1.34%, respectively.